Income Taxes (Details) - Schedule of Components of the provision (benefit) for income taxes - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Current:
Federal			$ 166,478
State			37,808
Foreign
Income Tax (benefit), Current			204,286
Deferred:
Federal
State
Foreign
Income Tax (benefit), Deferred
Total income tax provision			$ 204,286